SEGMENT REPORT	12 Months Ended
Dec. 31, 2015
SEGMENT REPORT [Abstract]
SEGMENT REPORT

4. SEGMENT REPORT

In accordance with FASB ASC 280-010-50-22, the Company considered what financial information is included in the measures of segment profit or loss reviewed by our chief operating decision maker (“CODM”) or are otherwise regularly provided to the CODM, to determine whether to report or disclose a measure of profit or loss and total assets for each reportable segment. The specific items or accounts included in the measure of segment profit or loss reviewed by our CODM or are otherwise regularly provided to the CODM are: revenue from external customer, intersegment revenue, gross profit/(loss), interest income and expenses, and income /(loss) before income taxes.

The basis of accounting for recording revenue from external customer, intersegment sales and corresponding cost of sales, interest income and expenses, and income /(loss) before income taxes is in conformity with the accounting policies used in the consolidated financial statements, and such segment financial information is prepared and disclosed in accordance with aforementioned accounting basis, is on the same basis by which the Company reports internally to its chief operating decision maker.

The intersegment revenues from the sale of solar modules manufactured by the solar product manufacturing segment were recorded based on amounts charged to the solar project segment, which are generally determined using fair market price charged to independent third party customers. The corresponding cost of sale related to intersegment sales as recorded based on the actual costs of sales incurred by the solar product manufacturing segment.

The Company's operating segments have certain of their own dedicated administrative and corporate key functions, such as accounting, administration, procurements, marketing, corporate legal and human resource. Costs for these functions are recorded and included in the respective selling, general and administrative costs for each of our segment. The Company allocates corporate costs to each segments based upon the estimated benefits, which are determined based on estimated time spent by corporate employees, provided to each segment from these corporate functions.

The following table set forth the results of operations of the segments and reconciliation with consolidated results of operations only for the years ended December 31, 2013, 2014 and 2015:

	As of December 31, 2013
	RMB
	Manufacturing	Solar projects	Elimination*	Total
Revenues—third parties	7,045,771,578	33,066,937	-	7,078,838,515
Revenues—intersegment	323,522,112	43,652,800	(367,174,912)	-
Gross profit— third parties	1,417,204,215	20,147,192	-	1,437,351,407
Gross profit—intersegment	23,712,087	25,716,745	(49,428,832)	-
Interest expense, net	(209,340,372)	(14,036,530)	-	(223,376,902)
Income before income taxes and equity in income/(loss) of affiliated companies	282,959,050	19,467,078	(68,786,825)	233,639,303

Total assets	10,309,643,591	2,218,556,658	(1,916,975,178)	10,611,225,071

	As of December 31, 2014
	RMB
	Manufacturing	Solar projects	Elimination*	Total
Revenues—third parties	9,740,876,507	237,652,141	-	9,978,528,648
Revenues—intersegment	1,893,735,279	-	(1,893,735,279)	-
Gross profit— third parties	2,103,506,626	136,533,561	-	2,240,040,187
Gross profit—intersegment	153,331,546	-	(153,331,546)	-
Interest expense, net	(220,206,531)	(67,461,121)	-	(287,667,652)
Income before income taxes and equity in income/(loss) of affiliated companies	721,810,289	13,834,867	(153,331,546)	582,313,610

Total assets	15,790,325,086	6,958,477,388	(3,661,166,040)	19,087,636,434

	As of December 31, 2015
	RMB
	Manufacturing	Solar projects	Elimination*	Total
Revenues—third parties	15,454,374,366	622,107,137	-	16,076,481,503
Revenues—intersegment	1,247,310,767		(1,247,310,767)	-
Gross profit— third parties	2,942,092,054	327,709,046	-	3,269,801,100
Gross profit—intersegment	109,701,143		(109,701,143)	-
Interest expense, net	(247,449,195)	(138,492,991)	-	(385,942,186)
Income before income taxes and equity in income/(loss) of affiliated companies	1,044,025,504	24,169,254	(109,701,143)	958,493,615

Total assets	19,647,630,981	11,936,016,724	(4,439,099,201)	27,144,548,504

*
Elimination refers to (1) the elimination of revenue and profit from the sale of solar modules from the manufacturing segment to the solar project segment; (2) the elimination of unsettled receivables of the manufacturing segment and unsettled payables of the solar projects segment resulting from the above sales of solar modules.